T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
March 31, 2023 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.2%
COMMUNICATION SERVICES 2.8%
Diversified Telecommunication Services 0.8%
Cogent Communications Holdings  89,200 5,684
Iridium Communications  832,200 51,538
57,222
Entertainment 1.0%
Endeavor Group Holdings, Class A (1) 1,282,600 30,692
World Wrestling Entertainment, Class A (2) 483,900 44,161
74,853
Interactive Media & Services 0.2%
Ziff Davis (1) 152,240 11,882
11,882
Media 0.8%
Nexstar Media Group, Class A  278,900 48,155
TechTarget (1) 59,700 2,156
Thryv Holdings (1) 309,500 7,137
57,448
Total Communication Services 201,405
CONSUMER DISCRETIONARY 13.1%
Automobile Components 0.6%
Dorman Products (1) 95,700 8,255
LCI Industries  34,800 3,823
Patrick Industries  65,450 4,504
Visteon (1) 155,100 24,324
40,906
Distributors 0.4%
Pool  82,600 28,286
28,286
Diversified Consumer Services 0.6%
Bright Horizons Family Solutions (1) 34,554 2,660
Carriage Services  183,100 5,588
Grand Canyon Education (1) 313,500 35,708
43,956
Hotels, Restaurants & Leisure 5.9%
Bloomin' Brands  679,800 17,437
Boyd Gaming  705,400 45,230
Choice Hotels International  369,000 43,243
Churchill Downs  218,740 56,227
Domino's Pizza  49,587 16,357

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Everi Holdings (1) 906,900 15,553
Hilton Grand Vacations (1) 524,800 23,317
Papa John's International  134,300 10,063
Planet Fitness, Class A (1) 375,500 29,165
Red Rock Resorts, Class A  553,700 24,678
SeaWorld Entertainment (1) 283,600 17,388
Texas Roadhouse  500,800 54,117
Travel + Leisure  329,600 12,920
Vail Resorts  75,530 17,650
Wendy's  1,888,200 41,125
424,470
Household Durables 1.6%
Cavco Industries (1) 76,014 24,153
Helen of Troy (1) 27,300 2,598
Skyline Champion (1) 340,000 25,578
Tempur Sealy International  814,600 32,169
TopBuild (1) 132,700 27,620
112,118
Leisure Products 0.6%
Brunswick  74,940 6,145
Mattel (1) 1,949,000 35,881
42,026
Specialty Retail 1.9%
Academy Sports & Outdoors  404,000 26,361
Asbury Automotive Group (1) 27,500 5,775
Burlington Stores (1) 87,500 17,684
Dick's Sporting Goods  222,600 31,585
Floor & Decor Holdings, Class A (1) 15,300 1,503
Murphy USA  165,700 42,759
Penske Automotive Group  97,500 13,826
139,493
Textiles, Apparel & Luxury Goods 1.5%
Capri Holdings (1) 489,300 22,997
Crocs (1) 400,400 50,627
Deckers Outdoor (1) 79,300 35,649
109,273
Total Consumer Discretionary 940,528
CONSUMER STAPLES 4.5%
Beverages 0.4%
Coca-Cola Consolidated  51,700 27,664
27,664

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Consumer Staples Distribution & Retail 1.2%
BJ's Wholesale Club Holdings (1) 234,700 17,853
Casey's General Stores  76,900 16,646
Performance Food Group (1) 870,300 52,514
87,013
Food Products 1.5%
Darling Ingredients (1) 77,800 4,543
Hostess Brands (1) 838,200 20,854
Post Holdings (1) 508,800 45,726
Simply Good Foods (1) 957,800 38,092
109,215
Personal Care Products 1.4%
BellRing Brands (1) 803,100 27,305
Coty, Class A (1) 2,261,200 27,270
Inter Parfums  313,400 44,578
99,153
Total Consumer Staples 323,045
ENERGY 4.1%
Energy Equipment & Services 1.7%
ChampionX  643,000 17,445
Nabors Industries (1) 95,600 11,655
TechnipFMC (1) 3,360,400 45,869
Transocean (1) 1,381,800 8,788
Weatherford International (1) 599,800 35,598
119,355
Oil, Gas & Consumable Fuels 2.4%
APA  248,200 8,950
Arch Resources  14,100 1,854
Centrus Energy, Class A (1) 128,300 4,131
Kosmos Energy (1) 2,879,800 21,426
Magnolia Oil & Gas, Class A  1,232,200 26,961
Matador Resources  651,700 31,053
PBF Energy, Class A  140,300 6,083
PDC Energy  172,400 11,065
Range Resources  1,030,900 27,288
SM Energy  687,400 19,357
Targa Resources  128,400 9,367
Texas Pacific Land  2,200 3,742
171,277
Total Energy 290,632

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
FINANCIALS 5.0%
Banks 0.4%
Bancorp (1) 586,200 16,326
First Bancorp  221,700 7,875
ServisFirst Bancshares  116,700 6,375
30,576
Capital Markets 1.9%
Blue Owl Capital  1,654,100 18,327
FactSet Research Systems  67,800 28,143
LPL Financial Holdings  197,300 39,934
MarketAxess Holdings  91,900 35,960
StoneX Group (1) 163,600 16,937
139,301
Financial Services 0.9%
Euronet Worldwide (1) 210,900 23,599
EVERTEC  358,100 12,086
Shift4 Payments, Class A (1)(2) 391,000 29,638
65,323
Insurance 1.8%
BRP Group, Class A (1) 336,500 8,567
Palomar Holdings (1) 356,280 19,667
Primerica  193,000 33,243
Ryan Specialty Holdings, Class A (1) 771,700 31,053
Selective Insurance Group  379,400 36,168
128,698
Total Financials 363,898
HEALTH CARE 22.8%
Biotechnology 8.8%
ACADIA Pharmaceuticals (1) 715,612 13,468
Agios Pharmaceuticals (1) 290,281 6,668
Akero Therapeutics (1) 173,400 6,634
Alector (1) 294,326 1,822
Alkermes (1) 1,027,900 28,976
Allogene Therapeutics (1)(2) 365,301 1,805
Amicus Therapeutics (1) 1,003,500 11,129
Apellis Pharmaceuticals (1) 453,930 29,941
Avidity Biosciences (1) 356,274 5,469
Biohaven (1) 280,450 3,831
Blueprint Medicines (1) 384,585 17,302
C4 Therapeutics (1) 75,400 237
Catalyst Pharmaceuticals (1) 742,200 12,306
Cerevel Therapeutics Holdings (1)(2) 416,200 10,151
CRISPR Therapeutics (1)(2) 351,358 15,892

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Cytokinetics (1)(2) 389,700 13,714
Denali Therapeutics (1) 404,200 9,313
Exelixis (1) 1,372,200 26,634
Fate Therapeutics (1) 367,000 2,092
FibroGen (1) 421,400 7,863
Generation Bio (1) 422,600 1,817
Halozyme Therapeutics (1) 1,175,300 44,885
Horizon Therapeutics (1) 258,700 28,235
IGM Biosciences (1)(2) 143,152 1,967
Insmed (1) 1,113,193 18,980
Intellia Therapeutics (1) 331,696 12,362
Ionis Pharmaceuticals (1) 713,000 25,483
Iovance Biotherapeutics (1) 491,358 3,002
IVERIC bio (1) 557,606 13,567
Karuna Therapeutics (1) 143,250 26,020
Kymera Therapeutics (1) 268,200 7,947
Madrigal Pharmaceuticals (1) 31,700 7,680
Mirati Therapeutics (1) 165,897 6,168
Monte Rosa Therapeutics (1) 65,000 506
Morphic Holding (1) 105,000 3,952
Natera (1) 464,400 25,783
Neurocrine Biosciences (1) 191,326 19,366
Nurix Therapeutics (1) 147,800 1,312
Prometheus Biosciences (1) 99,700 10,700
Prothena (1) 304,130 14,741
PTC Therapeutics (1) 449,900 21,793
Relay Therapeutics (1) 275,400 4,536
Replimune Group (1) 421,766 7,448
REVOLUTION Medicines (1) 404,192 8,755
Rhythm Pharmaceuticals (1) 116,100 2,071
Rocket Pharmaceuticals (1) 286,029 4,900
Sage Therapeutics (1) 250,959 10,530
Sarepta Therapeutics (1) 137,900 19,007
Scholar Rock Holding (1)(2) 377,651 3,021
Scholar Rock Holding, Warrants, 12/31/25, Acquisition Date:
6/17/22, Cost $— (1)(3) 22,712 81
Seagen (1) 100,700 20,389
Ultragenyx Pharmaceutical (1) 301,241 12,080
Xencor (1) 468,800 13,075
Zentalis Pharmaceuticals (1) 146,011 2,511
629,917
Health Care Equipment & Supplies 5.5%
AtriCure (1) 304,500 12,622
CONMED  163,800 17,012
Embecta  284,300 7,995

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Globus Medical, Class A (1) 628,700 35,610
Haemonetics (1) 334,200 27,655
ICU Medical (1) 107,598 17,750
Inari Medical (1) 231,800 14,311
Inspire Medical Systems (1) 192,400 45,035
iRhythm Technologies (1) 187,400 23,243
Lantheus Holdings (1) 572,000 47,224
Merit Medical Systems (1) 574,500 42,484
Omnicell (1) 284,000 16,662
Penumbra (1) 90,800 25,305
PROCEPT BioRobotics (1) 249,500 7,086
Shockwave Medical (1) 79,999 17,346
STERIS  145,866 27,901
Tandem Diabetes Care (1) 194,300 7,891
393,132
Health Care Providers & Services 4.0%
Acadia Healthcare (1) 151,400 10,939
Addus HomeCare (1) 281,800 30,085
Amedisys (1) 133,700 9,834
AMN Healthcare Services (1) 458,300 38,020
Chemed  22,200 11,938
CorVel (1) 171,166 32,569
Ensign Group  637,000 60,859
ModivCare (1) 83,900 7,054
Molina Healthcare (1) 157,400 42,103
NeoGenomics (1) 198,900 3,463
Option Care Health (1) 1,178,051 37,427
284,291
Health Care Technology 0.3%
Evolent Health, Class A (1) 599,000 19,438
19,438
Life Sciences Tools & Services 2.6%
10X Genomics, Class A (1) 331,200 18,478
Adaptive Biotechnologies (1) 383,500 3,386
Bruker  205,600 16,209
Charles River Laboratories International (1) 132,700 26,781
Maravai LifeSciences Holdings, Class A (1) 689,100 9,654
Medpace Holdings (1) 230,900 43,421
Olink Holding, ADR (1)(2) 236,256 5,323
Repligen (1) 190,900 32,140
West Pharmaceutical Services  100,400 34,786
190,178
Pharmaceuticals 1.6%
Amphastar Pharmaceuticals (1) 344,400 12,915

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Arvinas (1) 248,265 6,782
Catalent (1) 307,741 20,221
DICE Therapeutics (1) 193,508 5,544
Intra-Cellular Therapies (1) 378,000 20,469
Pacira BioSciences (1) 260,100 10,615
Pliant Therapeutics (1) 73,718 1,961
Prestige Consumer Healthcare (1) 265,800 16,647
Supernus Pharmaceuticals (1) 353,100 12,793
Ventyx Biosciences (1) 149,400 5,005
112,952
Total Health Care 1,629,908
INDUSTRIALS & BUSINESS SERVICES 21.4%
Aerospace & Defense 1.6%
Aerojet Rocketdyne Holdings (1) 176,400 9,908
Cadre Holdings  235,500 5,073
Curtiss-Wright  289,400 51,010
Hexcel  365,900 24,973
Mercury Systems (1) 222,800 11,389
Moog, Class A  150,700 15,183
117,536
Air Freight & Logistics 0.4%
GXO Logistics (1) 579,700 29,252
29,252
Building Products 1.9%
AAON  237,700 22,983
Builders FirstSource (1) 475,500 42,215
CSW Industrials  167,700 23,298
Gibraltar Industries (1) 108,100 5,243
UFP Industries  519,600 41,293
135,032
Commercial Services & Supplies 2.4%
Casella Waste Systems, Class A (1) 816,000 67,451
Clean Harbors (1) 369,900 52,733
MSA Safety  106,400 14,204
Rentokil Initial, ADR  863,760 31,536
Ritchie Bros Auctioneers  100,329 5,647
171,571
Construction & Engineering 2.0%
Comfort Systems USA  382,400 55,815
EMCOR Group  335,700 54,581
WillScot Mobile Mini Holdings (1) 781,200 36,623
147,019

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment 1.0%
Atkore (1) 406,243 57,069
Shoals Technologies Group, Class A (1) 730,800 16,655
73,724
Ground Transportation 1.7%
Landstar System  164,900 29,560
RXO (1) 335,900 6,597
Saia (1) 244,800 66,605
XPO (1) 613,400 19,568
122,330
Machinery 4.5%
Albany International, Class A  197,000 17,604
Evoqua Water Technologies (1) 402,000 19,987
Federal Signal  487,400 26,422
Graco  106,910 7,806
John Bean Technologies  275,700 30,131
Kadant  187,100 39,014
Lincoln Electric Holdings  186,500 31,537
RBC Bearings (1) 182,025 42,363
SPX Technologies (1) 436,400 30,801
Toro  302,400 33,615
Watts Water Technologies, Class A  244,700 41,188
320,468
Professional Services 4.6%
ASGN (1) 132,100 10,921
Booz Allen Hamilton Holding  403,100 37,363
Broadridge Financial Solutions  121,300 17,779
CACI International, Class A (1) 168,700 49,982
CBIZ (1) 613,300 30,352
Concentrix  152,700 18,561
ExlService Holdings (1) 320,700 51,899
Exponent  453,216 45,181
Insperity  317,100 38,544
NV5 Global (1) 134,200 13,953
SS&C Technologies Holdings  253,800 14,332
328,867
Trading Companies & Distributors 1.3%
Herc Holdings  194,600 22,165
McGrath RentCorp  217,156 20,263
SiteOne Landscape Supply (1) 226,000 30,932
Watsco  75,000 23,862
97,222
Total Industrials & Business Services 1,543,021

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
INFORMATION TECHNOLOGY 18.7%
Communications Equipment 0.2%
Lumentum Holdings (1) 316,100 17,073
17,073
Electronic Equipment, Instruments & Components 3.2%
Advanced Energy Industries  263,900 25,862
Cognex  51,500 2,552
ePlus (1) 82,400 4,041
Fabrinet (1) 367,200 43,609
Littelfuse  64,700 17,345
National Instruments  546,300 28,632
Novanta (1) 327,500 52,102
Teledyne Technologies (1) 75,730 33,879
Zebra Technologies, Class A (1) 57,300 18,221
226,243
IT Services 0.5%
Gartner (1) 45,900 14,953
Perficient (1) 309,700 22,357
37,310
Semiconductors & Semiconductor Equipment 5.6%
Axcelis Technologies (1) 371,000 49,436
Cirrus Logic (1) 241,130 26,375
Diodes (1) 377,700 35,036
Entegris  201,700 16,541
FormFactor (1) 602,900 19,202
Kulicke & Soffa Industries  419,000 22,077
Lattice Semiconductor (1) 911,400 87,039
MaxLinear (1) 676,600 23,823
MKS Instruments  129,400 11,468
Monolithic Power Systems  41,807 20,926
Onto Innovation (1) 365,600 32,129
Power Integrations  431,100 36,488
Synaptics (1) 184,500 20,507
401,047
Software 8.6%
A10 Networks  788,200 12,209
ACI Worldwide (1) 496,900 13,406
Agilysys (1) 195,700 16,147
Aspen Technology (1) 70,476 16,130
Box, Class A (1) 1,051,200 28,162
Consensus Cloud Solutions (1) 83,046 2,831
Descartes Systems Group (1) 637,300 51,373
Digital Turbine (1) 378,700 4,681

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
DoubleVerify Holdings (1) 261,351 7,880
Envestnet (1) 338,100 19,836
Fair Isaac (1) 68,500 48,134
Fortinet (1) 270,700 17,991
Informatica, Class A (1) 759,400 12,454
Manhattan Associates (1) 469,900 72,764
NCR (1) 583,200 13,758
Paylocity Holding (1) 140,800 27,988
PowerSchool Holdings, Class A (1) 812,700 16,108
PTC (1) 224,250 28,756
Qualys (1) 278,500 36,210
Rapid7 (1) 314,900 14,457
Sapiens International  719,600 15,630
SPS Commerce (1) 351,500 53,533
Tenable Holdings (1) 495,300 23,532
Teradata (1) 330,700 13,321
Tyler Technologies (1) 72,400 25,676
Workiva (1) 234,200 23,984
616,951
Technology Hardware, Storage & Peripherals 0.6%
Pure Storage, Class A (1) 1,613,200 41,153
41,153
Total Information Technology 1,339,777
MATERIALS 5.1%
Chemicals 2.2%
Axalta Coating Systems (1) 944,000 28,594
Balchem  121,100 15,317
Element Solutions  915,200 17,672
HB Fuller  296,900 20,323
Ingevity (1) 208,800 14,933
Livent (1) 972,400 21,121
Olin  238,600 13,242
Valvoline  675,800 23,612
154,814
Construction Materials 0.4%
Eagle Materials  179,400 26,327
26,327
Containers & Packaging 1.1%
Graphic Packaging Holding  2,361,600 60,197
Silgan Holdings  308,400 16,552
76,749
Metals & Mining 1.0%
Alpha Metallurgical Resources  25,900 4,041

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Arconic (1) 269,000 7,056
ATI (1) 497,500 19,631
Royal Gold  313,900 40,716
71,444
Paper & Forest Products 0.4%
Louisiana-Pacific  495,600 26,866
26,866
Total Materials 356,200
REAL ESTATE 1.2%
Hotel & Resort Real Estate Investment Trusts 0.1%
Ryman Hospitality Properties, REIT  74,800 6,712
6,712
Industrial Real Estate Investment Trusts 0.7%
First Industrial Realty Trust, REIT  409,700 21,796
Rexford Industrial Realty, REIT  306,700 18,295
Terreno Realty, REIT  203,100 13,120
53,211
Residential Real Estate Investment Trusts 0.2%
Equity LifeStyle Properties, REIT  205,400 13,788
13,788
Specialized Real Estate Investment Trusts 0.2%
Life Storage, REIT  136,900 17,946
17,946
Total Real Estate 91,657
UTILITIES 0.5%
Independent Power & Renewable Electricity Producers 0.5%
Clearway Energy, Class C  416,800 13,058
NextEra Energy Partners  167,900 10,200
Ormat Technologies (2) 127,600 10,817
Total Utilities 34,075
Total Common Stocks (Cost $5,285,558) 7,114,146
SHORT-TERM INVESTMENTS 0.9%
Money Market Funds 0.9%
T. Rowe Price Government Reserve Fund, 4.82% (4)(5) 66,556,743 66,557
Total Short-Term Investments (Cost $66,557) 66,557

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.82% (4)(5) 46,594,902 46,595
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 46,595
Total Securities Lending Collateral (Cost $46,595) 46,595
Total Investments in Securities 100.8%
(Cost $5,398,710) $ 7,227,298
Other Assets Less Liabilities (0.8)% (60,591)
Net Assets 100.0% $ 7,166,707
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2023.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$81 and represents 0.0% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 733++
Totals $ —# $ — $ 733+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 105,019  ¤  ¤ $ 113,152
Total $ 113,152^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $733 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $113,152.

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Integrated U.S. Small-Cap Growth Equity Fund (the fund), formerly the T. Rowe Price QM U.S. Small-Cap Growth Equity Fund, is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 7,114,065 $ 81 $ — $ 7,114,146
Short-Term Investments 66,557 — — 66,557
Securities Lending Collateral 46,595 — — 46,595
Total $ 7,227,217 $ 81 $ — $ 7,227,298

T. ROWE PRICE Integrated U.S. Small-Cap Growth Equity Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
F120-054Q1 03/23